STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Revenue
Online store sales	$ 0	$ 0	$ 9,180	$ 0
Total Revenue	0	0	9,180	0
Cost of Revenue
Online store costs	0	0	7,365	0
Total Cost of Revenue	0	0	7,365	0
Gross Margin	0	0	1,815	0
Operating Expenses
Professional fees	64,906	68,448	282,718	207,739	$ 413,544	$ 246,560
Football camp expense	16,333	0	2,281,434	0
Compensation	370,412	0	1,587,407	0	570,960	0
Write off of stadium lease deposit					5,000	0
Rent expense	21,295	25,262	86,093	98,539	128,368	112,830
Depreciation expense	44,503	0	114,161	0
General and administrative	8,620	10,440	42,894	314,374	57,977	26,796
Total Operating Expenses	526,069	104,150	4,447,207	620,652	1,175,849	386,186
Operating Loss	(526,069)	(104,150)	(4,445,392)	(620,652)	(1,175,849)	(386,186)
Other Income (Expense)
Tax penalties and interest	(6,121)	(5,766)	(18,093)	(17,044)	(26,917)	(21,616)
Interest expense	(278,439)	(162,370)	(1,182,529)	(317,293)	(421,178)	(179,586)
Settlement income (expense)	0	0	38,200	(55,000)	(55,000)	0
Other expense	(8,750)		(17,500)	(1,750)		(3,750)
Late fee expense					(1,750)
Gain from change in fair value of conversion option liability	865,331	(209,353)	1,898,594	(213,889)	10,995	405,757
Write off of prepaid investor relations	0	0	52,500	0
Gain from change in fair value of warrant derivative liability	326,952		1,932,624
Total Other Expense, net	898,973	(377,489)	2,651,296	(604,976)	(493,850)	200,805
Net Loss	372,904	(481,639)	(1,794,096)	(1,225,628)	(1,669,699)	(185,381)
Deemed Dividend	(1,253,479)		(6,641,946)
Net Loss Available to Common Shareholders	$ (880,575)	$ (481,639)	$ (8,436,042)	$ (1,225,628)	$ 0	$ 0
Basic and Diluted Net Loss Per Share Available to Common Shareholders	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Shares - Basic and Diluted - Available to Common Shareholders	986,424,784	464,280,438	1,271,899,252	445,410,759	455,379,806	359,329,604